Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

5. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of
	December 31, 2023	December 31, 2024
Salary and welfare payables	$37,818	$38,011
Deposits from customers	29,578	24,660
Other tax payable	27,296	32,682
Service payable	21,159	39,028
Staff reimbursements	—	24,550
Total	$115,851	$158,931